PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

(a) Principal activities

Yunji Inc. (“Yunji”, or “the Company”) was incorporated under the laws of the Cayman Islands in November 2017, as an exempted company with limited liability.

The Company, through its subsidiaries, consolidated variable interest entity (“VIE”) and the VIE’s subsidiaries (collectively, the “Group”), offers a selection of high-quality products covering a broad range of categories at attractive prices through its e-commerce platform, Yunji App. Starting from first quarter of 2019, the Group started to operate Yunji App as a marketplace platform for third party merchants to sell their merchandise to Yunji App users. Starting from third quarter of 2020, the Group expanded to operate its business, including marketplace, on a diverse range of sales channels and on other platforms. The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”).

(b) History of the Group and Basis of Presentation

Prior to the incorporation of the Company and starting in May 2015, the Group’s business was carried out under subsidiaries (“Operating Entities”) of Yunji Sharing Technology Co., Ltd. (“Yunji Sharing”), previously known as Hangzhou Bolue Biology Technology Co., Ltd. (“Bolue”). Mr. Xiao Shanglue is the co-founder of Bolue (the “Co-Founder”). The Co-Founder, Mr. Wang Peng, and the other two institutional investors were initial ordinary shareholders of Yunji Sharing (the four parties were collectively named as the “Initial Ordinary Shareholders”). After Yunji Inc. was established in Cayman Island in November 2017, Yunji Holdings Limited (“Yunji Holding”) was incorporated in Hong Kong as a wholly owned subsidiary of the Company, and Hangzhou Yunchuang Sharing Network Technology Co., Ltd. (“Yunchuang Sharing” or “WFOE”) was established as a wholly owned subsidiary of Yunji Holding in the PRC. Thereafter, the new PRC subsidiaries and Zhejiang Yunji Preferred E-commerce Co., Ltd., (“Yunji Preferred”), which is a VIE, were established. Consequently, a series of contractual agreements were entered into among Yunchuang Sharing, Yunji Sharing, Yunji Preferred and its existing shareholders, including loan agreement, exclusive service agreement, equity interest pledge agreement, exclusive option agreement, proxy agreement and power of attorney, spousal consent letters that irrevocably authorized the existing shareholders designated by Yunchuang Sharing to exercise the equity owner’s rights over Yunji Sharing and Yunji Preferred.

In preparation of its initial public offering, the Group underwent a reorganization (the “Reorganization”) starting from December 2017. After the Reorganization, the prior shareholding interests at Yunji Sharing were mirrored to the shareholding interests of the Group.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(b) History of the Group and Basis of Presentation (continued)

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIE and the VIE’s subsidiaries.

As of December 31, 2025, the Company’s significant subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Yunji Holding Limited	Hong Kong	December 20, 2017	100%	Investment holding
Zhejiang Youji Supply Chain Management Co., Ltd.	Hangzhou	November 30, 2016	100%	Procurement
Zhejiang Jiyuan Network Technology Co., Ltd.	Hangzhou	August 14, 2018	100%	Sales of merchandise
Yunji Hongkong Limited	Hong Kong	August 25, 2015	100%	Sales of merchandise
Hangzhou Yunchuang Sharing Network Technology Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Desking Technology (HK) Co., Limited	Hong Kong	July 26, 2016	100%	Investment holding and Financing solution
Zhejiang Yunxuan Supply Chain Management Co., Ltd.	Hangzhou	August 9, 2018	100%	Procurement
Hangzhou Jichuang Network Technology Co., Ltd.	Hangzhou	May 23, 2016	100%	Investment holding
Zhejiang Jishang Preferred E-Commerce Co., Ltd.	Hangzhou	April 22, 2016	100%	Procurement
Zhejiang Fengji Technology Co., Ltd.	Hangzhou	June 2, 2020	100%	Real estate investment
Hangzhou Yunlian Technology Information Co., Ltd.	Hangzhou	January 4, 2024	100%	Real estate investment
Zhejiang Yunding Technology Information Co., Ltd.	Hangzhou	January 5, 2024	100%	Real estate investment

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(b) History of the Group and Basis of Presentation (continued)

As of December 31, 2025, the Company’s consolidated VIE and its principal subsidiaries are as follows:

	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

VIE and the VIE’s principal subsidiaries
Zhejiang Yunji Preferred E-Commerce Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Zhejiang Jixiang E-commerce Co., Ltd. (“Jixiang”)	Hangzhou	August 14, 2018	100%	E-Commerce
Ningbo Meishan Bonded Port Zone Jichuang Taihong Venture Capital Partnership (Limited Partnership) (“Ningbo Meishan”)	Ningbo	January 15, 2019	99.75%	Investment holding
Hangzhou Jiweixiang Food Co., Ltd.	Hangzhou	May 8, 2020	100%	Distribution sales
Yunji Sharing Technology Co., Ltd. (“Yunji Sharing”)	Hangzhou	March 5, 2018	100%	Investment holding
Shanghai Suye Cosmetics Co., Ltd.	Shanghai	December 4, 2014	100%	Brand holding
Hangzhou Chuanchou Network Technology Co., Ltd. (“Hangzhou Chuanchou”)	Hangzhou	March 20, 2018	100%	Sales of merchandise

Starting from the third quarter of 2020, Ningbo Meishan, which was originally a subsidiary of the Company, became a subsidiary of the Company’s consolidated VIE as a result of equity transactions within the Group.

Starting from the fourth quarter of 2023, Yunji Sharing, which was originally a VIE, was acquired by the Company and became a subsidiary of the Company. And from the second quarter of 2024, Yunji Sharing became a subsidiary of the Company’s consolidated VIE as a result of equity transactions within the Group.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(c) Consolidated variable interest entity

In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Group operates its Apps and other restricted businesses in the PRC through certain PRC domestic company, whose equity interests are held by certain management members of the Company or onshore nominees of the Company (“Nominee Shareholders”). The Company obtained operational control over the PRC domestic company by entering into a series of contractual arrangements with the PRC domestic company and its respective Nominee Shareholders. These contractual agreements cannot be unilaterally terminated by the Nominee Shareholders or the PRC domestic company. Management concluded that the PRC domestic company is a VIE. As a result of these contractual arrangements, the Company’s wholly-owned subsidiaries have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performances and are entitled to substantially all of the economic benefits from the VIE and are obligated to absorb all of the VIE’s expected losses. Therefore, the Company has determined that it is the ultimate primary beneficiary of the VIE for accounting purposes in accordance with ASC 810, Consolidations under U.S. GAAP, and has consolidated the VIE’s results of operations, assets and liabilities in the Group’s consolidated financial statements for all the periods presented. The principal terms of the agreements entered into amongst the VIE, its respective shareholders and the WFOE are further described below.

Loan Agreements

Pursuant to the relevant loan agreements, the WFOE has granted interest-free loans to the relevant Nominee Shareholders of the VIE with the sole purpose of providing funds necessary for the capital injection to the VIE. Only the WFOE can require the Nominee Shareholders to settle the loan amount with the equity interests of the VIE, subject to any applicable PRC laws, rules and regulations. The relevant Nominee Shareholder has agreed that any proceeds from sale of the Nominee Shareholder’s equity interest in the VIE should be used to repay the loan amount to the WFOE. The term of the loan agreements is ten years and can be extended with the written consent of both parties before expiration.

Exclusive Option Agreements

Pursuant to the exclusive option agreement, the Nominee Shareholders of the VIE have granted the WFOE the exclusive and irrevocable right to purchase or to designate one or more person(s) at its discretion to purchase part or all of the equity interests in the VIE (the “Target Equity”) from the Nominee Shareholders at any time, and the VIE has granted the WFOE the exclusive and irrevocable right to purchase or to designate one or more person(s) at its discretion to purchase part or all of the assets of the VIE (the “Target Assets”) at any time. The total transfer price for the Target Equity and/or the Target Assets shall be equal to the loan provided by the WFOE to the Nominee Shareholders under the Loan Agreements. The VIE and its Nominee Shareholders have agreed that without prior written consent of the WFOE, the Nominee Shareholders shall not sell, transfer, pledge or dispose of their equity interests, and the VIE shall not sell, transfer, pledge or dispose of its assets, including but not limit to significant assets, significant revenue and significant business. In addition, the VIE covenants that it shall not declare any dividend or change capitalization structure of the VIE or enter into any loan or investment agreements.

Proxy Agreement and Power of Attorney

Pursuant to the Proxy Agreement and Power of Attorney, each of the Nominee Shareholders appointed the WFOE as their attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, calling and attending shareholders meetings, voting on their behalf on all matters requiring shareholder approval, including but not limited to the appointment and removal of directors, as well as the sale, transfer and disposal of all or part of the equity interests owned by such shareholders. The powers of attorney will remain effective for a given Nominee Shareholders until such shareholder ceases to be a shareholder of the VIE or otherwise instructed by the WFOE.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(c) Consolidated variable interest entities (continued)

Exclusive Service Agreement

Pursuant to the exclusive service agreement, the WFOE has agreed to provide to the VIE services, including, but not limited to, development, maintenance and update of technology, design, installation, daily management, maintenance and updating of the network system, hardware design, and marketing. The VIE shall pay to the WFOE service fees determined by the WFOE in its sole discretion. The agreement has a term of 10 years and shall automatically renew at the end of each term for a further term of ten years, unless otherwise terminated by the WFOE in its sole discretion with 30 days’ prior written notice.

Equity Interest Pledge Agreements

Pursuant to the relevant equity interest pledge agreements, the Nominee Shareholders of the VIE have pledged 100% equity interests in the VIE to the WFOE to guarantee performance by the Nominee Shareholders of their obligations under the exclusive option agreements, the proxy agreement and power of attorney and the loan agreements, as well as the performance by the VIE of its obligations under the exclusive option agreements and the exclusive service agreements. All of the equity interest pledge agreements shall remain valid until the pledges are released. In the event of a breach by the VIE or any of its Nominee Shareholders of contractual obligations under the exclusive option agreements, the proxy agreement and power of attorney, the exclusive service agreements, the loan agreements and the equity interest pledge agreements, as the case may be, the WFOE, as pledgee, will have the right to dispose of the pledged equity interests in the VIE and will have priority in receiving the proceeds from such disposal. The Nominee Shareholders of the VIE also covenant that, without the prior written consent of the WFOE, they will not dispose of, create or allow any encumbrance on the pledged equity interests. The equity pledge registrations of Yunji Preferred with the relevant office of the State Administration for Market Regulation were completed.

Spousal Consent Letters

Pursuant to the Spousal Consent Letters, each Nominee Shareholder, who is a natural person, and his or her spouse unconditionally and irrevocably agreed that the equity interests in the VIE held by such Nominee Shareholder will be disposed of pursuant to the equity interest pledge agreements, the exclusive option agreements, the loan agreement and the proxy agreement and power of attorney. Each of their spouses agreed not to assert any rights over the equity interests in the VIE held by their respective spouses. In addition, in the event that any spouse obtains any equity interests in any VIE held by his or her spouse for any reason, he or she agreed to be bound by the contractual arrangements.

(d) Risks in relations to the VIE structure

The following table set forth the assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the consolidated VIE and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated (It should be noted that the VIE was not established until 2018 as the Reorganization occurred. The following disclosures present the operations and financial positions of the businesses that currently constitute the VIE entities as of and for the respective periods.):

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(d) Risks in relations to the VIE structure (continued)

	As of December 31,
	2024	2025
	RMB	RMB

Cash and cash equivalents	24,713	27,931
Restricted cash	22,465	21,768
Accounts receivable, net	55,637	2,718
Advance to suppliers	780	551
Inventories, net	1,608	110
Amounts due from the Group companies (1)	524,755	475,718
Amounts due from related parties	412	165
Prepaid expense and other current assets	45,858	49,295
Property, equipment and software, net	1,376	662
Long-term investments	205,795	199,800
Operating lease right-of-use assets	517	-
Other non-current assets	5,215	40,014
Total assets	889,131	818,732

Accounts payable	19,505	17,319
Deferred revenue	6,409	8,860
Incentive payables to members	66,039	50,635
Members management fee payable	884	1,604
Other payable and accrued liabilities	62,659	37,411
Amounts due to the Group companies (2)	877,561	877,987
Amounts due to related parties	1,411	2,591
Operating lease liabilities - current	213	-
Operating lease liabilities - non-current	223	-
Total liabilities (3)	1,034,904	996,407

(1)	Amounts due from the Group companies primarily consisted of inter-company receivables for the sales of goods and the rendering of services made by the VIE and the VIE’s subsidiaries on behalf of other Group companies.

(2)	Amounts due to the Group companies primarily consisted of inter-company payables for the purchase of goods and services made by other Group companies on behalf of the VIE and the VIE’s subsidiaries.

(3)	Amounts of the consolidated VIE and the VIE’s subsidiaries without recourse to the primary beneficiary is RMB 157,343 and RMB 118,420 as of December 31, 2024 and 2025, respectively

(4)	“VIE” referred to Zhejiang Yunji Preferred E-Commerce Co., Ltd., or Yunji Preferred, the variable interest entity, and, as the context requires, Hangzhou Chuanchou Network Technology Co., Ltd. and Yunji Sharing Technology Co., Ltd., the former variable interest entities.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(d) Risks in relations to the VIE structure (continued)

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Revenues:
Third-party revenues	316,382	234,870	51,028
Intra-Group revenues	91,657	27,815	56,456
Total revenues	408,039	262,685	107,484
Operating cost and expenses:
Third-party operating cost and expenses	(272,602)	(204,467)	(113,733)
Intra-Group operating cost and expenses	(142,717)	(109,726)	(29,077)
Total operating cost and expenses	(415,319)	(314,193)	(142,810)
Net loss	(7,276)	(51,435)	(32,194)

Net cash provided by transactions with external parties	231,606	35,563	269,849
Net cash used in transactions with intra-Group entities	(453,916)	(62,677)	(218,731)
Net cash (used in)/generated from operating activities	(222,310)	(27,114)	51,118

Net cash provided by/(used in) transactions with external parties	9,028	82	(36,127)
Net cash generated by transactions with intra-Group entities	118,831	18,588	-
Net cash generated by/(used in) investing activities	127,859	18,670	(36,127)

Net cash used in transactions with external parties	(16,379)	(10,683)	(887)
Net cash provided by/(used in) transactions with intra-Group entities	1,500	18,700	(11,200)
Net cash (used in)/generated by financing activities	(14,879)	8,017	(12,087)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	301	260	(383)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(109,029)	(167)	2,521
Cash, cash equivalents and restricted cash at beginning of year	156,374	47,345	47,178
Cash, cash equivalents and restricted cash at end of year	47,345	47,178	49,699

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

(d) Risks in relations to the VIE structure (continued)

Under the contractual arrangements with the consolidated VIE, the Company has the power to direct activities of the consolidated VIE and the VIE’s subsidiaries through the Group’s relevant PRC subsidiaries, and can have assets transferred freely out of the consolidated VIE and the VIE’s subsidiaries without restrictions. Therefore, the Company considers that there is no restriction requiring that any asset of the consolidated VIE and the VIE’s subsidiaries can only be used to settle obligations of the respective VIE and the VIE’s subsidiaries except for paid-in capital of the VIE and the VIE’s subsidiaries amounting to RMB nil as of December 31, 2024 and 2025. Since the consolidated VIE and VIE’s subsidiaries are incorporated as limited liability companies under the PRC Law, the creditors of the consolidated VIE and VIE’s subsidiaries do not have recourse to any assets of the WFOE or the Company for the debt settlement purpose. In the event that the shareholders of the VIE breach the terms of the contractual arrangements and voluntarily liquidate the VIE, or the VIE declares bankruptcy and all or part of its assets become subject to liens or rights of third-party creditors, or are otherwise disposed of without our consent, the Company may be unable to conduct some or all of its business operations or otherwise benefit from the assets held by the VIE.

The chairman of the board of directors and the chief executive officer along with other nominees of the Company own the majority of the voting shares of the VIE. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIE depend on these individuals enforcing the contracts. There is a risk that the benefits of ownership between the Company and the VIE may not be aligned in the future. Given the significance and importance of the VIE, there would be a significant negative impact to the Company if these contracts were not enforced.

The Group’s operations depend on the VIE to honor their contractual agreements with the Group and the Company’s ability to control the VIEs also depends on the authorization by the shareholders of the VIE to exercise voting rights on all matters requiring shareholder approval in the VIE. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable and the possibility that it will no longer be able to control and consolidate the VIE as a result of the aforementioned risks and uncertainties is remote.

In addition, if the current structure of any of the contractual arrangements were found to be in violation of any existing PRC laws, or if the regulations or the interpretation of existing regulations change or are interpreted differently in the future, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or terminate the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIE and the VIE’s subsidiaries, which may result in deconsolidation of the VIE and the VIE’s subsidiaries.

The Group’s operations and businesses rely on the operations and businesses of its VIE, which hold certain recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets mainly include electronic equipment recorded in property, equipment and software. Unrecognized revenue-producing assets mainly consist of licenses and intellectual property. Licenses include operations licenses, such as licenses for online data processing and transaction processing business and internet content-related services. Intellectual property developed by the Group mainly consists of patents, copyrights, trademarks, and domain names. The Group’s operations and businesses may be adversely impacted if the Group loses the ability to use and benefit from assets held by the VIE.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)